Certain risks and concentration - Financial Data for VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Certain risks and concentration
Intercompany online advertising service revenues, Variable Interest Entity	$ 291	$ 911	$ 4,761
Intercompany marketing service revenues, Variable Interest Entity	310	117
Intercompany online advertising and SaaS service revenues from VIE	285	49	996
Management fees charged to VIE	$ 0	$ 0	$ 0